Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 9,957	$ (6,436)	$ 513
Prepaid expenses	1,781	80	(920)
Accounts payable	(1,098)	(437)	(1,124)
Accrued liabilities	(6,759)	7,662	(8,606)
Unearned revenue and long-term unearned revenue	(536)	(6,956)	7,996
Restricted cash		4,258	(1,464)
Advances to and from affiliates and joint venture partners	17,953	14,417	(7,259)
Other operating assets and liabilities	(2,476)	(2,510)	3,557
Total	$ 18,822	$ 10,078	$ (7,307)